GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.43

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	GCAT22INV201132	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to AUS requirements. The DU Approve/Eligible in the loan file required net rental income be documented with the most recent federal tax return or a copy of the Lease agreement. The property located at XXXX was qualified with rental income using a schedule E for XXXX according to the final 1003 and a CFA for schedule E in the loan file; however, the actual schedule E and XXXX return documents were not present in the loan file as required. Without evidence of this income, the audit DTI would be XXXX%, which exceeds the tolerance.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XXXXPM) AVM provided and supports original appraised value. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	GCAT22INV201130	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XXXXPM) AVM provided and supports original appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	GCAT22INV201131	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XXXXPM) AVM provided and supports original appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	GCAT22INV201133	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XXXXPM) AVM provided but does not support the original appraised value. Original Appraised value XXXX and AVM value XXXX for a difference of a -13.10 percent. Another valuation product (CDA) will need to be ordered. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A

Loan Number	LoanID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
XXXX	GCAT22INV201131	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22463977	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201131	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	22463974	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201131	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	22463975	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM Provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM provided and supports original appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201130	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22463902	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201130	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	22463840	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201130	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	22463842	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM Provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM provided and supports original appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201132	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22463838	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201132	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	22463917	The income is not documented properly according to AUS requirements. The DU Approve/Eligible in the loan file required net rental income be documented with the most recent federal tax return or a copy of the Lease agreement. The property located at XXXX, was qualified with rental income using a schedule E for XXXX according to the final 1003 and a CFA for schedule E in the loan file; however, the actual schedule E and XXXX return documents were not present in the loan file as required. Without evidence of this income, the audit DTI would be XXXX%, which exceeds the tolerance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Full Tax Returns	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201132	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	22463926	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM provided and supports original appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201133	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22463820	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201133	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	22463998	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX
XXXX	GCAT22INV201133	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	22463997	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM Provided. Rebuttal 2 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) AVM provided but does not support the original appraised value. Original Appraised value XXXX and AVM value XXXX for a difference of a -13.10 percent. Another valuation product (CDA) will need to be ordered. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX